Fair Value (Details) - Schedule of Quantitative Information Regarding the Significant Unobservable Inputs $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity-method investments measured at fair value	$ 1,955	$ 3,522
Derivative financial liabilities	0	17,290	$ 13,800
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity-method investments measured at fair value	$ 1,955	3,522
Derivative financial liabilities		$ 17,290
Level 3 | Low | Volatility of the Company's share price
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input		0.20
Level 3 | High | Volatility of the Company's share price
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input		0.30
Level 3 | Weighted Average or Actual | Volatility of the Company's share price
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input		0.25